Equity method investment, net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Equity method investment, net
Balance at the beginning	¥ 206,086
Additions			¥ 32,354
Share of results	442	$ 61	(115)
Return of capital	(45,553)	(6,282)	(19,311)
Impairment losses	(11,779)
Balance at the ending	149,196	$ 20,575		¥ 206,086
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Equity method investment, net
Balance at the beginning	206,086		¥ 257,122	257,122
Additions				33,154
Share of results	441			(2,020)
Return of capital	(45,552)			(19,547)
Impairment losses	(11,779)			(62,623)
Balance at the ending	¥ 149,196			¥ 206,086